Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2012
Cash equivalents	577,169	577,169	—	—
Term deposits	235,000	235,000	—	—
As of December 31, 2013
Cash equivalents	1,111,473	1,111,473	—	—
Term deposits	93,672	93,672	—	—
Restricted cash	10,000	10,000	—	—